WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	COMMUNICATIONS — 1.8%
15,917	IAC, Inc.*	$731,227
	CONSUMER DISCRETIONARY — 15.0%
9,558	Boot Barn Holdings, Inc.*	1,026,816
5,811	Churchill Downs, Inc.	645,428
40,668	First Watch Restaurant Group, Inc.*	677,122
5,938	Freshpet, Inc.*	493,864
6,130	Green Brick Partners, Inc.*	357,440
9,469	Planet Fitness, Inc. - Class A*	914,800
2,025	RH*	474,680
6,656	Stride, Inc.*	841,984
3,756	Texas Roadhouse, Inc.	625,862
		6,057,996
	CONSUMER STAPLES — 3.8%
17,092	Chefs' Warehouse, Inc.*	930,830
8,027	Performance Food Group Co.*	631,163
		1,561,993
	FINANCIALS — 6.2%
3,600	Evercore, Inc. - Class A	718,992
3,806	FTAI Aviation, Ltd.	422,580
2,500	Primerica, Inc.	711,325
8,623	Western Alliance Bancorp	662,505
		2,515,402
	HEALTH CARE — 22.3%
9,370	AtriCure, Inc.*	302,276
5,273	Axsome Therapeutics, Inc.*	614,990
12,081	Biohaven, Ltd.*	290,427
11,706	Bridgebio Pharma, Inc.*	404,677
4,353	Glaukos Corp.*	428,422
13,373	Halozyme Therapeutics, Inc.*	853,331
10,366	HealthEquity, Inc.*	916,044
11,349	Ideaya Biosciences, Inc.*	185,897
8,035	Immunovant, Inc.*	137,318
7,283	Insmed, Inc.*	555,620
3,216	Inspire Medical Systems, Inc.*	512,245
6,002	iRhythm Technologies, Inc.*	628,289
5,440	Lantheus Holdings, Inc.*	530,944
1,741	Penumbra, Inc.*	465,561
9,049	RadNet, Inc.*	449,916
2,808	Repligen Corp.*	357,290
11,267	Revolution Medicines, Inc.*	398,401

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
22,875	Surgery Partners, Inc.*	$543,281
8,376	Ultragenyx Pharmaceutical, Inc.*	303,295
3,771	Vaxcyte, Inc.*	142,393
		9,020,617
	INDUSTRIALS — 22.7%
8,162	AAON, Inc.	637,697
4,025	Applied Industrial Technologies, Inc.	906,993
8,592	Casella Waste Systems, Inc. - Class A*	958,094
5,186	Chart Industries, Inc.*	748,651
15,247	Cognex Corp.	454,818
4,800	Installed Building Products, Inc.	823,008
13,084	Knight-Swift Transportation Holdings, Inc.	569,023
21,479	Mercury Systems, Inc.*	925,530
3,244	Novanta, Inc.*	414,810
2,799	Powell Industries, Inc.	476,754
4,567	Regal Rexnord Corp.	519,953
1,749	Saia, Inc.*	611,153
4,924	SiteOne Landscape Supply, Inc.*	597,971
4,593	Sterling Infrastructure, Inc.*	519,974
		9,164,429
	MATERIALS — 1.8%
19,313	Avient Corp.	717,671
	REAL ESTATE — 1.7%
3,850	EastGroup Properties, Inc. - REIT	678,178
	TECHNOLOGY — 22.1%
15,902	ACI Worldwide, Inc.*	869,999
18,856	BILL Holdings, Inc.*	865,302
5,342	Commvault Systems, Inc.*	842,754
6,971	Credo Technology Group Holding, Ltd.*	279,955
22,286	Five9, Inc.*	605,065
8,972	Gitlab, Inc. - Class A*	421,684
16,650	Klaviyo, Inc. - Class A*	503,829
11,879	Power Integrations, Inc.	599,890
17,612	Rambus, Inc.*	911,861
11,208	Semtech Corp.*	385,555
3,590	ServiceTitan, Inc. - Class A*	341,445
4,466	SPS Commerce, Inc.*	592,772
18,448	Varonis Systems, Inc.*	746,222

WCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
15,668	WNS Holdings, Ltd.*	$963,425
		8,929,758
	TOTAL COMMON STOCKS
	(Cost $42,129,858)	39,377,271
	SHORT-TERM INVESTMENTS — 1.9%
760,912	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.13%[1]	760,912
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $760,912)	760,912
	TOTAL INVESTMENTS — 99.3%
	(Cost $42,890,770)	40,138,183
	Other Assets in Excess of Liabilities — 0.7%	288,476
	TOTAL NET ASSETS — 100.0%	$40,426,659

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.